November 4, 2011

VIA EDGAR

The United States Securities and
Exchange Commission
100 F. Street, NE
Washington, D.C. 20549-8629

Subject:	Nationwide Variable Account-II
Nationwide Life Insurance Company
Initial Registration Statement (File No. 333-177729)
CIK Number:  0000356514

Ladies and Gentlemen:

On behalf of Nationwide Life Insurance Company ("Nationwide") and its Nationwide Variable Account-II ("Variable Account"), we are filing this correspondence in relation to the above referenced Registration Statement, which was filed on November 4, 2011 (Accession Number: 0001190903-11-001555).  This filing is being made electronically via EDGAR in accordance with Regulation S-T.

The purpose of this correspondence is to provide the Commission with an un-redacted version of the Prospectus associated with the Registration Statement to assist in their review.  The Prospectus filed on November 4, 2011 was redacted to remove certain information in order to maintain confidentiality of certain features of the product during the Commission review period.  Nationwide represents that the attached un-redacted Prospectus contains no changes from the November 4, 2011 redacted Prospectus other than the addition of this information.  Nationwide additionally represents that it will file a Pre-Effective Amendment to the Registration Statement containing all of the redacted information prior to the date the Registration Statement is declared effective.

I hope you find this additional information helpful.  Should you have any questions, please contact me at (614) 677-6123.

Sincerely,

/s/ BEN MISCHNICK
Ben Mischnick
Senior Counsel
Nationwide Life Insurance Company

cc:           Ms. Rebecca Marquigny
Mr. Tony Burak